SUPPLEMENT DATED SEPTEMBER 30, 2011

TO PROSPECTUS DATED APRIL 29, 2011
FOR SUN LIFE FINANCIAL MASTERS ACCESS NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement updates the above-referenced prospectus (the “Prospectus”) to reflect changes in the variable investment options available under the flexible payment deferred annuity contracts (“Contracts”) described in the Prospectuses. Please read this supplement carefully and keep it with your Prospectus for future reference.

Effective October 31, 2011, Sun Life Assurance Company of Canada (U.S.) is adding the following new variable investment options under the Contracts. The list of the available investment options appearing on the first page, and under the section entitled “VARIABLE ACCOUNT OPTIONS: THE FUNDS,” of your Prospectus is revised accordingly. Please consult with your registered representative to obtain prospectuses with more detailed information about these investment options. You should read those prospectuses, as well as your Prospectus, carefully before you invest, and keep them for future reference.

Large-Cap Equity Funds	Asset Allocation Funds
JPMorgan Insurance Trust U.S. Equity Portfolio, Class 2	PIMCO All Asset Portfolio, Administrative Class
MFS® Growth Portfolio, Service Class	Putnam VT Absolute Return 500 Fund, Class IB
Putnam VT Equity Income Fund, Class IB	Global Bond Fund
Universal Institutional Funds, Inc. - Growth Portfolio, Class II	Templeton Global Bond Securities Fund, Class 4
Small -Mid-Cap Equity Funds	Intermediate Term Bond Funds
AllianceBernstein Small/Mid Cap Value Portfolio, Class B	JPMorgan Insurance Trust Core Bond Portfolio, Class 2
International/Global Equity Funds	MFS® Research Bond Series, Service Class
Invesco V.I. International Growth Fund, Series II
PIMCO EqS Pathfinder Portfolio, Advisor Class

In addition, the section entitled “VARIABLE ACCOUNT OPTIONS: THE FUNDS” is revised to incorporate the following investment management disclosures:

AllianceBernstein L.P. advises the AllianceBernstein Portfolio. Franklin Advisers, Inc. advises the Templeton Fund. Invesco Advisers, Inc. advises the Invesco Fund. J.P. Morgan Investment Management Inc. advises the JPMorgan Portfolios. Massachusetts Financial Services Company, our affiliate, advises the MFS® Series. Morgan Stanley Investment Management Inc. advises The Universal Institutional Funds, Inc. Portfolio. Pacific Investment Management Company LLC advises the PIMCO Portfolios; PIMCO All Asset Portfolio (sub-advised by Research Affiliates, LLC). Putnam Investment Management, LLC advises the Putnam Funds.

On October 31, 2011, the lists Designated Funds for all optional living benefits will be deleted and replaced with the following:

For Contracts participating in SIR with a 7% bonus, the only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as Designated Funds are as follows:

Asset Allocation Models	Funds
Build Your Own Portfolio	AllianceBernstein Dynamic Asset Allocation Portfolio, Class B
Blended Model	MFS® Global Tactical Allocation Portfolio, Service Class
PIMCO All Asset Portfolio, Administrative Class
Dollar-Cost Averaging Program Options	PIMCO Global Multi-Asset Portfolio, Advisor Class
6-Month DCA Guarantee Option	Putnam VT Absolute Return 500 Fund, Class IB
12-Month DCA Guarantee Option	SCSM Ibbotson Balanced Fund, Service Class
SCSM Ibbotson Conservative Fund, Service Class

Masters Access NY 9/2011

For all other Contracts participating in a living benefit including SIR with a 6% bonus, the only Funds, dollar-cost averaging programs, and asset allocation models that are deemed to be Designated Funds are:

Asset Allocation Models	Funds (continued)
90/10 Masters Model1	Fidelity® Variable Insurance Products Fund IV - Freedom 2015
80/20 Masters Model2	Portfolio, Service Class 2
Build Your Own Portfolio	Fidelity® Variable Insurance Products Fund IV - Freedom 2020
Blended Model	Portfolio, Service Class 2
Fidelity® Variable Insurance Products III - Balanced Portfolio,
Dollar-Cost Averaging Program Options	Service Class 2
6-Month DCA Guarantee Option	MFS® Global Tactical Allocation Portfolio, Service Class
12-Month DCA Guarantee Option	PIMCO Global Multi-Asset Portfolio, Advisor Class
AllianceBernstein Balanced Wealth Strategy Fund, Class B
Funds	AllianceBernstein Dynamic Asset Allocation Portfolio, Class B
SCSM Ibbotson Growth Fund, Service Class	Invesco Van Kampen V.I. Equity and Income Fund, Series II
SCSM Ibbotson Balanced Fund, Service Class	BlackRock Global Allocation V.I. Fund, Class III
SCSM Ibbotson Conservative Fund, Service Class	PIMCO All Asset Portfolio, Administrative Class
MFS® Total Return Portfolio, Service Class	Putnam VT Absolute Return 500 Fund, Class IB
1 Not available to Contracts purchased on or after February 17, 2009.
2 Not available to Contracts purchased on or after August 17, 2009.

On October 31, 2011, the following replaces the appendix to your Prospectus that describes the “Build Your Own Portfolio” program:

BUILD YOUR OWN PORTFOLIO

This Appendix sets forth the Funds and percentage limits that constitute the “build your own portfolio” program. This program is more fully described under “BUILD YOUR OWN PORTFOLIO” in the Prospectus. Briefly, if you comply with this program, the portfolio you build will satisfy the Designated Funds requirement under certain optional living benefit riders. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled. For Contracts with the Sun Income Riser with 7% bonus, the following is the Build Your Own Portfolio model that applies to your Contract.

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%
Sun Capital Investment Grade Bond Fund®	AllianceBernstein Dynamic Asset Allocation Portfolio	AllianceBernstein Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
MFS® Government Securities Portfolio	PIMCO Global Multi-Asset Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	Invesco Van Kampen V.I. Comstock Fund	SCSM BlackRock Small Cap Index Fund	PIMCO Emerging Markets Bond Portfolio
MFS® Bond Portfolio	MFS® Global Tactical Allocation Portfolio	Franklin Income Securities Fund	MFS® Value Portfolio	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Global Real Estate Fund
Sun Capital Money Market Fund®	SCSM Ibbotson Conservative Fund	Invesco van Kampen V.I. Equity and Income Fund	Mutual Shares Securities Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
SCSM Goldman Sachs Short Duration Fund	SCSM Ibbotson Balanced Fund	MFS® Total Return Portfolio	MFS® Utilities Portfolio	MFS® International Value Portfolio	MFS® Emerging Markets Equity Portfolio
SCSM PIMCO Total Return Fund	PIMCO All Asset Portfolio	SCSM Ibbotson Growth Fund	MFS® Core Equity Portfolio	MFS® Research International Portfolio	SCSM PIMCO High Yield Fund
SCSM BlackRock Inflation Protected Bond Fund	Putnam VT Absolute Return 500 Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	SCSM Davis Venture Value Fund	Templeton Growth Securities Fund	Lazard Retirement Emerging Markets Equity Portfolio
Wells Fargo Variable Trust - VT Total Return Bond Fund		Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	SCSM Lord Abbett Growth & Income Fund	First Eagle Overseas Variable Fund	Templeton Global Bond Securities Fund
JPMorgan Insurance Trust Core Bond Portfolio		BlackRock Global Allocation V.I. Fund	SCSM Goldman Sachs Mid Cap Value Fund	Oppenheimer Global Securities Fund/VA
MFS® Research Bond Series			SCSM BlackRock Large Cap Index Fund	Columbia Variable Portfolio - Marsico International Opportunities Fund

Masters Access NY 9/2011

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%
			JPMorgan Insurance Trust U.S. Equity Portfolio	Fidelity® Variable Insurance Products III - Mid Cap Portfolio
			Putnam VT Equity Income Fund	MFS® International Growth Portfolio
SCSM WMC Large Cap Growth Fund
Columbia Variable Portfolio - Marsico Growth Fund
Columbia Variable Portfolio - Marsico 21st Century Fund
SCSM WMC Blue Chip Mid Cap Fund
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio
Invesco van Kampen V.I. Mid Cap Value Fund
AllianceBernstein International Growth Portfolio
Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio
SCSM AllianceBernstein International Value Fund
SCSM Columbia Small Cap Value Fund
SCSM Invesco Small Cap Growth Fund
SCSM BlackRock International Index Fund
AllianceBernstein Small/Mid Cap Value Portfolio
Invesco V.I. International Growth Fund
PIMCO EqS Pathfinder Portfolio
MFS® Growth Portfolio
Universal Institutional Funds Inc. - Growth Portfolio

Masters Access NY 9/2011

For all Contracts purchased on or after August 17, 2009, and before February 8, 2010, including Contracts with SIR with a 6% bonus, the following is the Build Your Own Portfolio model that applies to your Contract. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled.

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 80%	20% to 70%	0% to 50%	0% to 30%	0% to 10%
Sun Capital Investment Grade Bond Fund®	AllianceBernstein Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
MFS® Government Securities Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	SCSM BlackRock Small Cap Index Fund	PIMCO Emerging Markets Bond Portfolio
MFS® Bond Portfolio	Franklin Income Securities Fund	Invesco Van Kampen V.I. Comstock Fund	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Global Real Estate Fund
Sun Capital Money Market Fund®	MFS® Total Return Portfolio	Mutual Shares Securities Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
SCSM Goldman Sachs Short Duration Fund	Invesco Van Kampen V.I. Equity and Income Fund	MFS® Utilities Portfolio	MFS® International Value Portfolio	MFS® Emerging Markets Equity Portfolio
SCSM PIMCO Total Return Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	MFS® Core Equity Portfolio	MFS® Research International Portfolio	SCSM PIMCO High Yield Fund
SCSM BlackRock Inflation Protected Bond Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	SCSM Davis Venture Value Fund	Templeton Growth Securities Fund	Lazard Retirement Emerging Markets Equity Portfolio
Wells Fargo Variable Trust - VT Total Return Bond Fund	SCSM Ibbotson Conservative Fund	SCSM Lord Abbett Growth & Income Fund	First Eagle Overseas Variable Fund	PIMCO All Asset Portfolio
JPMorgan Insurance Trust Core Bond Portfolio	SCSM Ibbotson Balanced Fund	SCSM Goldman Sachs Mid Cap Value Fund	Oppenheimer Global Securities Fund/VA	Templeton Global Bond Securities Fund
MFS® Research Bond Series	SCSM Ibbotson Growth Fund	SCSM BlackRock Large Cap Index Fund	Columbia Variable Portfolio - Marsico International Opportunities Fund
	BlackRock Global Allocation V.I. Fund	JPMorgan Insurance Trust U.S. Equity Portfolio	Fidelity® Variable Insurance Products III - Mid Cap Portfolio
	PIMCO Global Multi-Asset Portfolio	Putnam VT Equity Income Fund	MFS® International Growth Portfolio
	MFS® Global Tactical Allocation Portfolio		SCSM WMC Large Cap Growth Fund
	AllianceBernstein Dynamic Asset Allocation Portfolio		Columbia Variable Portfolio - Marsico Growth Fund
	Putnam VT Absolute Return 500 Fund		Columbia Variable Portfolio - Marsico 21st Century Fund
SCSM WMC Blue Chip Mid Cap Fund
Universal Institutional Fund Inc. - Mid Cap Growth Portfolio
Invesco Van Kampen V.I. Mid Cap Value Fund
AllianceBernstein International Growth Portfolio
Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio
SCSM AllianceBernstein International Value Fund
SCSM Columbia Small Cap Value Fund
SCSM Invesco Small Cap Growth Fund
SCSM BlackRock International Index Fund
AllianceBernstein Small/Mid Cap Value Portfolio
Invesco V.I. International Growth Fund
PIMCO EqS Pathfinder Portfolio
MFS® Growth Portfolio
Universal Institutional Funds Inc. - Growth Portfolio

Masters Access NY 9/2011

For Contracts purchased after February 16, 2009, and prior to August 17, 2009, the following is the Build Your Own Portfolio model that applies to your Contract. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled.

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 80%	0% to 70%	0% to 70%	0% to 30%	0% to 10%
Sun Capital Investment Grade Bond Fund®	AllianceBernstein Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
MFS® Government Securities Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	SCSM BlackRock Small Cap Index Fund	PIMCO Emerging Markets Bond Portfolio
MFS® Bond Portfolio	Franklin Income Securities Fund	Invesco Van Kampen V.I. Comstock Fund	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Global Real Estate Fund
Sun Capital Money Market Fund®	MFS® Total Return Portfolio	Mutual Shares Securities Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
SCSM Goldman Sachs Short Duration Fund	Oppenheimer Balanced Fund/VA	MFS® Utilities Portfolio	MFS® International Value Portfolio	MFS® Emerging Markets Equity Portfolio
SCSM PIMCO Total Return Fund	Invesco van Kampen V.I. Equity and Income Fund	MFS® Core Equity Portfolio	MFS® Research International Portfolio	SCSM PIMCO High Yield Fund
SCSM BlackRock Inflation Protected Bond Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	SCSM Davis Venture Value Fund	Templeton Growth Securities Fund	Lazard Retirement Emerging Markets Equity Portfolio
Wells Fargo Variable Trust - VT Total Return Bond Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	SCSM Lord Abbett Growth & Income Fund	First Eagle Overseas Variable Fund	PIMCO All Asset Portfolio
JPMorgan Insurance Trust Core Bond Portfolio	SCSM Ibbotson Conservative Fund	SCSM Goldman Sachs Mid Cap Value Fund	Oppenheimer Global Securities Fund/VA	Templeton Global Bond Securities Fund
MFS® Research Bond Series	SCSM Ibbotson Balanced Fund	SCSM BlackRock Large Cap Index Fund	Columbia Variable Portfolio - Marsico International Opportunities Fund
	SCSM Ibbotson Growth Fund	JPMorgan Insurance Trust U.S. Equity Portfolio	Fidelity® Variable Insurance Products III - Mid Cap Portfolio
	BlackRock Global Allocation V.I. Fund	Putnam VT Equity Income Fund	MFS® International Growth Portfolio
	PIMCO Global Multi-Asset Portfolio		SCSM WMC Large Cap Growth Fund
	MFS® Global Tactical Allocation Portfolio		Columbia Variable Portfolio - Marsico Growth Fund
	AllianceBernstein Dynamic Asset Allocation Portfolio		Columbia Variable Portfolio - Marsico 21st Century Fund
	Putnam VT Absolute Return 500 Fund		SCSM WMC Blue Chip Mid Cap Fund
Universal Institutional Fund Inc. - Mid Cap Growth Portfolio
Invesco Van Kampen V.I. Mid Cap Value Fund
AllianceBernstein International Growth Portfolio
Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio
SCSM AllianceBernstein International Value Fund
SCSM Columbia Small Cap Value Fund
SCSM Invesco Small Cap Growth Fund
SCSM BlackRock International Index Fund
AllianceBernstein Small/Mid Cap Value Portfolio
Invesco V.I. International Growth Fund
PIMCO EqS Pathfinder Portfolio
MFS® Growth Portfolio
Universal Institutional Funds Inc. - Growth Portfolio

Masters Access NY 9/2011

For Contracts purchased prior to February 17, 2009, the following is the Build Your Own Portfolio model that applies to your Contract. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled.

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
25% to 80%	0% to 75%	0% to 75%	0% to 30%	0% to 10%
PIMCO Total Return Portfolio1	AllianceBernstein Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
Sun Capital Investment Grade Bond Fund®	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	SCSM BlackRock Small Cap Index Fund	PIMCO Emerging Markets Bond Portfolio
MFS® Government Securities Portfolio	Franklin Income Securities Fund	Invesco Van Kampen V.I. Comstock Fund	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Global Real Estate Fund
MFS® Bond Portfolio	Franklin Templeton Founding Funds Allocation Fund	Mutual Shares Securities Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
PIMCO Real Return Portfolio1	MFS® Total Return Portfolio	MFS® Utilities Portfolio	MFS® International Value Portfolio	MFS® Emerging Markets Equity Portfolio
Sun Capital Money Market Fund®	Oppenheimer Balanced Fund/VA	MFS® Core Equity Portfolio	MFS® Research International Portfolio	SCSM PIMCO High Yield Fund
SCSM Goldman Sachs Short Duration Fund	Invesco Van Kampen V.I. Equity and Income Fund	SCSM Davis Venture Value Fund	Templeton Growth Securities Fund	Lazard Retirement Emerging Markets Equity Portfolio
SCSM PIMCO Total Return Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2010 Portfolio1	Oppenheimer Main St. Fund®/VA1	First Eagle Overseas Variable Fund	PIMCO All Asset Portfolio
SCSM BlackRock Inflation Protected Bond Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	SCSM Lord Abbett Growth & Income Fund	Oppenheimer Global Securities Fund/VA	Templeton Global Bond Securities Fund
Wells Fargo Variable Trust - VT Total Return Bond Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	SCSM Goldman Sachs Mid Cap Value Fund	Columbia Variable Portfolio - Marsico International Opportunities Fund
JPMorgan Insurance Trust Core Bond Portfolio	SCSM Ibbotson Conservative Fund	SCSM BlackRock Large Cap Index Fund	Fidelity® Variable Insurance Products III - Mid Cap Portfolio
MFS® Research Bond Series	SCSM Ibbotson Balanced Fund	JPMorgan Insurance Trust U.S. Equity Portfolio	MFS® International Growth Portfolio
	SCSM Ibbotson Growth Fund	Putnam VT Equity Income Fund	SCSM WMC Large Cap Growth Fund
	BlackRock Global Allocation V.I. Fund		Columbia Variable Portfolio - Marsico Growth Fund
	PIMCO Global Multi-Asset Portfolio		Columbia Variable Portfolio - Marsico 21st Century Fund
	MFS® Global Tactical Allocation Portfolio		SCSM WMC Blue Chip Mid Cap Fund
	AllianceBernstein Dynamic Asset Allocation Portfolio		Universal Institutional Fund Inc. - Mid Cap Growth Portfolio
	Putnam VT Absolute Return 500 Fund		Invesco Van Kampen V.I. Mid Cap Value Fund
AllianceBernstein International Growth Portfolio
AllianceBernstein International Value Portfolio1
Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio
SCSM AllianceBernstein International Value Fund
SCSM Columbia Small Cap Value Fund
SCSM Invesco Small Cap Growth Fund
SCSM BlackRock International Index Fund
AllianceBernstein Small/Mid Cap Value Portfolio
Invesco V.I. International Growth Fund
PIMCO EqS Pathfinder Portfolio
MFS® Growth Portfolio
Universal Institutional Funds Inc. - Growth Portfolio
1 Only available if you purchased your Contract before October 20, 2008.
* * * * *

Masters Access NY 9/2011